Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Notes)	12 Months Ended
Dec. 31, 2011
Guarantor and Non-Guarantor Financial Statement [Abstract]
Guarantor and Non-Guarantor Financial Statements
22. Condensed Guarantor and Non-Guarantor Financial Information

On May 23, 2012, Kaiser Aluminum Corporation (the "Parent") issued $225.0 aggregate principal amount of its 8.250% Senior Notes due 2020 (the “Senior Notes”) pursuant to an indenture, dated May 23, 2012 (the “Indenture”), among the Parent, the subsidiary guarantors party thereto (the “Guarantor Subsidiaries”) and Wells Fargo Bank, National Association, as trustee (the “Trustee”). The Guarantor Subsidiaries currently include Kaiser Aluminum Investments Company, Kaiser Aluminum Fabricated Products, LLC, Kaiser Aluminum Mill Products Inc., Kaiser Aluminum Washington, LLC and Kaiser Aluminum Alexco, LLC, all of which are 100% owned by the Parent. The guarantees are full and unconditional and joint and several.

Pursuant to the requirements of Section 210.3-10(f) of Regulation S-X, the following tables present the condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010, and the condensed consolidating statements of comprehensive income and condensed consolidating statements of cash flow for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 for (i) the Parent and issuer, (ii) the Guarantor Subsidiaries on a combined basis, (iii) the Non-Guarantor Subsidiaries (as defined below) on a combined basis, (iv) Consolidating Adjustments (as defined below), and (v) total consolidated amounts. In the following tables, the "Guarantor Subsidiaries" include, in addition to the current Guarantor Subsidiaries, Kaiser Aluminium International, Inc. and include Kaiser Aluminum Washington, LLC and Kaiser Aluminum Alexco, LLC for 2011 only; "Non-Guarantor Subsidiaries" refers to Kaiser Aluminum Canada Limited, Trochus Insurance Company, DCO Management, LLC, Kaiser Aluminum France, S.A.S. and Kaiser Aluminum Beijing Trading Company (for 2011 only); and "Consolidating Adjustments" represent the adjustments necessary to eliminate the investments in the Company's subsidiaries and other intercompany sales and cost of sales transactions. The condensed consolidating financial information should be read in conjunction with the consolidated financial statements herein.

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$129.6	$1.0	$—	$135.6
Receivables:
Trade, less allowance for doubtful receivables	—	80.3	2.7	—	83.0
Intercompany receivables	—	2.6	0.2	(2.8)	—
Other	—	3.8	1.4	—	5.2
Inventories	—	158.8	8.7	—	167.5
Prepaid expenses and other current assets	—	79.0	1.1	—	80.1
Total current assets	5.0	454.1	15.1	(2.8)	471.4
Investments in and advances to unconsolidated affiliates	1,016.5	4.1	—	(1,020.6)	—
Property, plant, and equipment — net	—	341.8	12.3	—	354.1
Long-term intercompany receivables	10.2	—	2.8	(13.0)	—
Net asset in respect of VEBA(s)	—	158.0	—	—	158.0
Deferred tax assets — net	—	236.5	(0.1)	8.9	245.3
Intangible assets — net	—	4.0	—	—	4.0
Goodwill	—	3.1	—	—	3.1
Other assets	60.4	19.6	3.0	—	83.0
Total	$1,092.1	$1,221.2	$33.1	$(1,027.5)	$1,318.9
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$43.9	$6.9	$—	$50.8
Intercompany payable	—	0.2	2.6	(2.8)	—
Accrued salaries, wages, and related expenses	—	28.5	2.6	—	31.1
Other accrued liabilities	2.0	37.9	2.1	—	42.0
Payable to affiliate	—	17.1	—	—	17.1
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.0	128.9	14.2	(2.8)	142.3
Long-term intercompany payable	—	13.0	—	(13.0)	—
Long-term liabilities	60.0	58.1	16.6	—	134.7
Cash convertible senior notes	141.4	—	—	—	141.4
Other long-term debt	—	11.8	—	—	11.8
Total liabilities	203.4	211.8	30.8	(15.8)	430.2

Total stockholders’ equity	888.7	1,009.4	2.3	(1,011.7)	888.7
Total	$1,092.1	$1,221.2	$33.1	$(1,027.5)	$1,318.9
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$1,264.5	$133.6	$(96.8)	$1,301.3
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	1,128.6	125.4	(95.1)	1,158.9
Restructuring costs and other (benefits) charges	—	(0.3)	—	—	(0.3)
Depreciation and amortization	—	24.3	0.9	—	25.2
Selling, administrative, research and development, and general	1.8	56.3	6.2	(1.6)	62.7
Other operating (benefits) charges, net	—	0.1	(0.3)	—	(0.2)
Total costs and expenses	1.8	1,209.0	132.2	(96.7)	1,246.3
Operating (loss) income	(1.8)	55.5	1.4	(0.1)	55.0
Other (expense) income:
Interest expense	(16.2)	(1.8)	—	—	(18.0)
Other income (expense), net	4.0	0.4	(0.1)	—	4.3
(Loss) income before income taxes	(14.0)	54.1	1.3	(0.1)	41.3
Income tax provision	—	(21.8)	(0.6)	6.2	(16.2)
Earnings in equity of subsidiaries	39.1	0.8	—	(39.9)	—
Net income	$25.1	$33.1	$0.7	$(33.8)	$25.1

Comprehensive (loss) income	$(40.2)	$(32.2)	$0.7	$31.5	$(40.2)
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$1,046.9	$120.1	$(87.9)	$1,079.1
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	920.4	113.0	(86.6)	946.8
Restructuring costs and other (benefits) charges	—	(0.3)	—	—	(0.3)
Depreciation and amortization	—	19.0	0.8	—	19.8
Selling, administrative, research and development, and general	1.7	59.9	7.4	(1.3)	67.7
Other operating (benefits) charges, net	—	4.0	—	—	4.0
Total costs and expenses	1.7	1,003.0	121.2	(87.9)	1,038.0
Operating (loss) income	(1.7)	43.9	(1.1)	—	41.1
Other (expense) income:
Interest expense	(11.3)	(0.5)	—	—	(11.8)
Other income (expense), net	(4.8)	0.5	0.1	—	(4.2)
(Loss) income before income taxes	(17.8)	43.9	(1.0)	—	25.1
Income tax provision	—	(21.6)	0.7	7.8	(13.1)
Earnings in equity of subsidiaries	29.8	(0.3)	—	(29.5)	—
Net income (loss)	$12.0	$22.0	$(0.3)	$(21.7)	$12.0

Comprehensive income (loss)	$30.5	$41.4	$(1.2)	$(40.2)	$30.5
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Year Ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$968.9	$88.5	$(70.4)	$987.0
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	753.4	81.7	(68.7)	766.4
Lower of cost or market inventory write-down	—	9.3	—	—	9.3
Impairment of investment in Anglesey	—	1.8	—	—	1.8
Restructuring costs and other charges	—	5.4	—	—	5.4
Depreciation and amortization	—	15.7	0.7	—	16.4
Selling, administrative, research and development, and general	1.4	64.1	5.6	(1.2)	69.9
Other operating (benefits) charges, net	—	0.1	(1.0)	—	(0.9)
Total costs and expenses	1.4	849.8	87.0	(69.9)	868.3
Operating (loss) income	(1.4)	119.1	1.5	(0.5)	118.7
Other (expense) income:
Other income (expense), net	0.1	(0.2)	—	—	(0.1)
(Loss) income before income taxes	(1.3)	118.9	1.5	(0.5)	118.6
Income tax provision	—	(48.2)	(0.9)	1.0	(48.1)
Earnings in equity of subsidiaries	71.8	—	—	(71.8)	—
Net income	$70.5	$70.7	$0.6	$(71.3)	$70.5

Comprehensive income	$92.6	$94.5	$(1.1)	$(93.4)	$92.6

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$22.0	$39.4	$1.4	$—	$62.8
Cash flows from investing activities:
Capital expenditures	—	(31.2)	(1.3)	—	(32.5)
Purchase of available for sale securities	—	(0.3)	—	—	(0.3)
Proceeds from disposal of property, plant and equipment	—	—	0.7	—	0.7
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Change in restricted cash	—	(1.0)	—	—	(1.0)
Net cash used in investing activities	—	(115.7)	(0.6)	—	(116.3)
Cash flows from financing activities:
Repayment of capital lease	—	(0.1)	—	—	(0.1)
Repayment of promissory notes	—	(8.3)	—	—	(8.3)
Cash paid for financing costs in connection with the revolving credit facility	—	(2.1)	—	—	(2.1)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	0.2	—	—	0.2
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(3.1)	—	—	—	(3.1)
Cash dividend paid to stockholders	(18.9)	—	—	—	(18.9)
Net cash used in financing activities	(22.0)	(10.3)	—	—	(32.3)
Net (decrease) increase in cash and cash equivalents during the period	—	(86.6)	0.8	—	(85.8)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$43.0	$1.8	$—	$49.8
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$(83.8)	$148.5	$1.6	$—	$66.3
Cash flows from investing activities:
Capital expenditures	—	(37.4)	(1.5)	—	(38.9)
Purchase of available for sale securities	—	(4.4)	—	—	(4.4)
Proceeds from disposal of property, plant and equipment	—	4.8	—	—	4.8
Cash payment for acquisition of manufacturing facility and related assets	—	(9.0)	—	—	(9.0)
Change in restricted cash	—	1.1	—	—	1.1
Net cash used in investing activities	—	(44.9)	(1.5)	—	(46.4)
Cash flows from financing activities:
Proceeds from issuance of cash convertible senior notes	175.0	—	—	—	175.0
Cash paid for financing costs in connection with issuance of cash convertible senior notes	(5.9)	—	—	—	(5.9)
Purchase of call option in connection with issuance of cash convertible senior notes	(31.4)	—	—	—	(31.4)
Proceeds from issuance of warrants	14.3	—	—	—	14.3
Repayment of promissory notes	—	(0.7)	—	—	(0.7)
Cash paid for financing costs in connection with the revolving credit facility	—	(2.7)	—	—	(2.7)
Repurchase of common stock	(44.2)	—	—	—	(44.2)
Cash dividend paid to stockholders	(19.0)	—	—	—	(19.0)
Net cash provided by (used in) financing activities	88.8	(3.4)	—	—	85.4
Net increase in cash and cash equivalents during the period	5.0	100.2	0.1	—	105.3
Cash and cash equivalents at beginning of period	—	29.4	0.9	—	30.3
Cash and cash equivalents at end of period	$5.0	$129.6	$1.0	$—	$135.6
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Year Ended December 31, 2009

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$19.6	$106.4	$1.7	$—	$127.7
Cash flows from investing activities:
Capital expenditures	—	(58.3)	(0.9)	—	(59.2)
Change in restricted cash	—	18.5	—	—	18.5
Net cash used in investing activities	—	(39.8)	(0.9)	—	(40.7)
Cash flows from financing activities:
Borrowings under the revolving credit facility	—	111.6	—	—	111.6
Repayment of borrowings under the revolving credit facility	—	(147.6)	—	—	(147.6)
Cash paid for financing costs in connection with the revolving credit facility	—	(1.2)	—	—	(1.2)
Excess tax deficiency upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	(0.1)	—	—	(0.1)
Cash dividend paid to stockholders	(19.6)	—	—	—	(19.6)
Net cash used in financing activities	(19.6)	(37.3)	—	—	(56.9)
Net increase in cash and cash equivalents during the period	—	29.3	0.8	—	30.1
Cash and cash equivalents at beginning of period	—	0.1	0.1	—	0.2
Cash and cash equivalents at end of period	$—	$29.4	$0.9	$—	$30.3